Notes to the Balance Sheet - Summary of Tax Liabilities and Other Provisions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax Provisions [Line Items]
Current provision period start	€ 6,006,229
Non-current provision period start	8,674,110
Provisions period start	15,474,000
Additions	24,558,000
Utilization	(3,345,000)
Release	(3,867,000)
Current provision period end	4,127,121	€ 6,006,229
Non-current provision period end	28,363,134	8,674,110
Provisions period end	32,821,000	15,474,000
Total Income Tax Benefit / (Expenses)	1,188,537	(168,578,523)	€ 76,590,860
Previously Reported
Tax Provisions [Line Items]
Total Income Tax Benefit / (Expenses)		(168,578,000)
Tax Liabilities
Tax Provisions [Line Items]
Current provision period start	793,000
Additions	0
Utilization	(463,000)
Release	0
Current provision period end	330,000	793,000
Provisions, current
Tax Provisions [Line Items]
Current provision period start	6,006,000
Additions	2,359,000
Utilization	(2,196,000)
Release	(2,042,000)
Current provision period end	4,127,000	6,006,000
Provisions, non-current
Tax Provisions [Line Items]
Non-current provision period start	8,675,000
Additions	22,199,000
Utilization	(686,000)
Release	(1,825,000)
Non-current provision period end	€ 28,364,000	€ 8,675,000